Information by Segment - Summary of Cash Flow By Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	$ 735,525,522	$ 635,613,720	$ 614,684,856
Cash flows from (used in) investing activities	(1,881,559,694)	(146,465,777)	(63,488,592)
Cash flows from (used in) financing activities	966,576,876	(317,595,521)	(445,866,972)
Operating Segments [Member]
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	735,525,522	635,613,720	614,684,856
Cash flows from (used in) investing activities	(1,881,559,694)	(146,465,777)	(63,488,592)
Cash flows from (used in) financing activities	966,576,876	(317,595,521)	(445,866,972)
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	638,607,494	488,167,382	490,177,558
Cash flows from (used in) investing activities	(451,284,432)	(91,867,647)	(34,631,759)
Cash flows from (used in) financing activities	(249,051,150)	(301,835,211)	(374,835,378)
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	117,692,384	170,628,958	148,354,968
Cash flows from (used in) investing activities	(123,070,452)	(74,464,531)	(55,007,620)
Cash flows from (used in) financing activities	(32,268,227)	(76,923,085)	(88,519,047)
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	(20,774,356)	(23,182,620)	(23,847,670)
Cash flows from (used in) investing activities	(1,307,204,810)	19,866,401	26,150,787
Cash flows from (used in) financing activities	$ 1,247,896,253	$ 61,162,775	$ 17,487,453